Non-controlling interests - Changes in NCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Equity at beginning of period	€ 91,322	€ 110,659	€ 106,970
Total recognised income and expenses for the year	9,433	(17,502)	8,383
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Change of perimeter	(5)	(54)	110
Equity at end of period	97,053	91,322	110,659
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	9,846	10,588	10,889
Equity at end of period	10,123	9,846	10,588
Non-Controlling interest, Other comprehensive income
Non-controlling interests
Opening balance		9,846	10,588	€ 10,889
Total recognised income and expenses for the year	(304)	(818)	310
Non-Controlling interest, Other elements
Non-controlling interests
Other	581	76	(611)
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Modification of participation rates	(390)	(632)	(1,623)
Change of perimeter	(5)	(54)	110
Dividends paid to minority shareholders	(648)	(465)	(895)
Changes in capital and others concepts	€ 95	€ 164	€ 196